SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES, Capitalized Software Costs (Details)	Dec. 31, 2023 USD ($)
Capitalized Software Costs [Abstract]
Capitalized software costs	$ 0
Minimum [Member]
Capitalized Software Costs [Abstract]
Estimated useful life	5 years
Maximum [Member]
Capitalized Software Costs [Abstract]
Estimated useful life	10 years